EARNINGS PER SHARE (Details) - USD ($) $ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Earnings Per Share [Abstract]
Net income (loss)	$ (137,669)	$ 37,189	$ 84,535
Weighted average number of shares outstanding - basic (in shares)	143,282,000	143,505,000	144,132,000
Dilutive impact of stock options (in shares)	0	94,000	302,000
Weighted average number of shares outstanding - diluted (in shares)	143,282,000	143,599,000	144,434,000
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from EPS (in shares)	1,290,000
Treasury shares acquired (in shares)	0	855,000	445,000	1,300,000
Reduction to weighted average number of shares outstanding (in shares)		767,836	10,466
Convertible Debt [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from EPS (in shares)			2,345,216